Label	Element	Value
Direxion Daily CSI 300 China A Share Bull 2X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily CSI 300 China A Share Bull 2X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2,606% of the average value of its portfolio. However, this portfolio turnover is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2606.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments that provide daily leveraged exposure to the Index and/or exchange-traded funds (“ETFs”) that track the Index. The financial instruments in which the Fund normally invests include swap agreements and futures contracts which are intended to produce economically leveraged investment results. On a day-to-day basis, the Fund is expected to hold money market funds and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock’s average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. As of January 26, 2017, the Index included 300 securities of companies with a market capitalization range of approximately $1.93 billion to $203.52 billion and an average market capitalization of $11.62 billion and were concentrated in the financials and industrials sectors.A-shares are issued by companies incorporated in the People’s Republic of China (“China” or the “PRC”). A-shares are traded in renminbi (“RMB”) on the Shenzhen Stock Exchange or Shanghai Stock Exchange (“SSE”). The A-share market in China is made available to domestic PRC investors and certain foreign investors, including those foreign investors that have been approved as Renminbi Qualified Foreign Institutional Investors (“RQFII”) or as Qualified Foreign Institutional Investors (“QFII”). A RQFII or QFII license may be obtained by submitting an application to the China Securities Regulatory Commission (“CSRC”). After obtaining a RQFII or QFII license, the RQFII or QFII also applies to China’s State Administration of Foreign Exchange (“SAFE”) for a specific aggregate dollar amount investment quota in which the RQFII or QFII can invest in A-shares. Additionally, an investment in eligible A-shares listed and traded on the SSE is also permitted through the Shanghai-Hong Kong Stock Connect program (“Stock Connect”), a securities trading and clearing program established by Hong Kong Securities Clearing Company Limited, the SSE and China Securities Depository and Clearing Corporation Limited.

The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.

Because the Fund does not satisfy the criteria to qualify as a RQFII or QFII itself and does not intend to trade through Stock Connect, the Fund expects to invest a majority of its assets in other investment companies (including ETFs) that track the same Index or a substantially similar index, swaps, futures contracts and other types of derivative instruments or financial instruments, including swaps on the index or swaps on funds that track the same Index or a substantially similar index to obtain the leveraged exposure necessary to achieve its investment objective. At times, however, the Fund will utilize other derivatives and investment strategies which may include gaining leveraged exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund may do this by utilizing swaps on ETFs that track a similar index or futures contracts on a similar index.

Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund invests in derivatives as a substitute for investing directly in a security in order to gain leveraged exposure to the Index or its components.

The Fund seeks to remain fully invested at all times consistent with its stated investment objective. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s stated investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. The terms “daily,” “day” and “trading day” refer to the period from the close of the U.S. markets on one trading day to the close of the markets on the next trading day.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all or a portion of your money invested in the Fund. In addition, the Fund presents some risks not traditionally associated with most mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund.

Special Risk Considerations Relating to RQFII and QFII Investments Risk - The Fund’s ability to achieve its investment objective is dependent on the ability of other ETFs and counterparties to obtain their QFII or RQFII quota. The Fund also cannot predict what would occur if general QFII or RQFII quotas were reduced or eliminated. Either circumstance would likely have a material adverse impact on the Fund through its indirect investments and would likely adversely affect the willingness and ability of potential swap counterparties to engage in swaps with the Fund that are linked to the performance of A-shares. Additionally, other ETFs may limit or suspend creation unit activity and shares could trade at a significant premium or discount to its net asset value and therefore impact the Fund’s ability to obtain exposure to the Index and the Fund’s ability to achieve its investment objective or obtain a high correlation to the Index.

Presently, there are a limited number of firms and potential counterparties that have RQFII or QFII status or are willing and able to enter into swap transactions linked to the performance of A-shares. If the Fund is unable to obtain sufficient leveraged exposure to the Index due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creation units until the Adviser determines that the requisite exposure to the Index is obtainable. During the period that creation units are suspended, the Fund could trade at a significant premium or discount to its net asset value and could experience substantial redemptions. Alternatively, the Fund could change its investment objective, by example, seeking leveraged exposure to track an alternative index focused on Chinese-related stocks other than A-shares or other appropriate investments, or decide to liquidate the Fund.

Effects of Compounding and Market Volatility Risk- The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to be better or worse than 200% of the Index’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on leveraged funds. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Index. The effect of compounding becomes more pronounced as Index volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Index during the holding period of an investment in the Fund. If adverse daily performance of the Index reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase correspondingly.

The chart below provides examples of how Index volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors – Index volatility and Index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. As shown in the chart below, the Fund would be expected to lose 6.1% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%.

At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Index return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Index and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Index.

One Year Index	200% One Year Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index’s annualized historical volatility rate for the five year period ended December 31, 2016 was 26.11%. The Index’s highest volatility rate for any one calendar year during the five-year period was 40.24% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2016 was 7.13%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

For information regarding the effects of volatility and Index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Derivatives Risk — The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Investments in such derivatives may generally be subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective. The underlying ETF may not track the performance of the Index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that the Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

In addition, the Fund’s investments in derivatives are subject to the following risks:

•	Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.
If the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Index reverses all of a portion of its movement.
•	Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. In addition, there is a risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund. Futures are also subject to leverage and liquidity risks.

Leverage Risk — The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Index, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 50%. Further, purchasing shares during a day may result in greater than 200% exposure to the performance of the Index if there is a decline in the Index between the close of the markets on one trading day and before the close of the markets on the next trading day. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Index.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Counterparty Risk — The Fund may invest in financial instruments involving counterparties. The use of financial instruments, such as swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund is thus exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount it is entitled to receive. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective.

Intra-Day Investment Risk - The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 200% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $200 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $202 and the net assets will have risen by that 2% gain to $102. With net assets of $102 and exposure of $202, a purchaser at that point would be receiving 198% exposure of her investment instead of 200%.

Daily Index Correlation/Tracking Risk - There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Index increases on days when the Index is volatile near the close of the trading day. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. Due to the Index including foreign securities, the Fund's return may vary from a multiple of the performance of the Index because foreign markets may close before the New York Stock Exchange opens or may not be open for business on the same calendar days as the Fund.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transactions costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding periodic Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its daily leveraged investment objective. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s inverse correlation to the Index.

Valuation Time Risk — The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time). In some cases, foreign markets may close before the New York Stock Exchange opens or may not be open for business on the same calendar days as the Fund. As a result, the performance of a fund that tracks an index that closes before or after the New York Stock Exchange or an index that includes securities from a market that closes earlier or later than the New York Stock Exchange can vary from the performance of that index.

Other Investment Companies (including ETFs) Risk— The Fund may invest in, and/or have exposure to, the securities of other investment companies, including ETFs, which may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies or ETFs. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will not perform as expected, thus affecting the Fund’s performance and its correlation with the Index. In addition, because closed-end investment companies and ETFs are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of shares of a closed-end investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal price or time, adversely affecting the Fund’s performance.

China Investing Risk - Although the Fund will not invest directly in A-shares, it is subject, indirectly, to certain risks applicable to investing in A-shares. Investing in securities of Chinese companies, including investments that provide exposure to A-shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others (i) the small size of the market for Chinese securities and low trading volume, resulting in a lack of liquidity and in price volatility; (ii) currency devaluations and other currency exchange rate fluctuations or blockages; (iii) the nature and extent of intervention by the PRC government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; (iv) the risk of nationalization or expropriation of assets; (v) the risk that the PRC government may decide not to continue to support economic reform programs; (vi) limitation on the use of brokers; (vii) higher rates of inflation; (viii) greater political, economic and social uncertainty; (ix) market volatility caused by potential regional or territorial conflicts or natural disasters and; (x) the risk of increased trade tariffs, embargoes and other trade limitations. These factors can directly affect A-shares, and may indirectly affect investments that derive their value from A-shares.

The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment and others. The PRC central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the PRC central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the PRC government has from time to time taken actions that influence the prices at which certain goods may be sold; encouraged companies to invest or concentrate in particular industries; induced mergers between companies in certain industries and induced private companies to publicly offer their securities to increase or continue the rate of economic growth; controlled the rate of inflation or otherwise regulated economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China.

The Chinese securities markets are emerging markets with limited operating history characterized by relatively low trading volume, resulting in substantially less liquidity and greater price volatility. Liquidity risks may be more pronounced for the A-share market than for Chinese securities markets in general because the A-share market is subject to greater government restrictions and control, including trading suspensions. Price fluctuations of A-shares are currently limited to either 5% or 10% per trading day. In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made. In addition, less information may be available than would be the case if investments were restricted to securities of U.S. issuers. There is also generally less governmental regulation of the securities industry in China, and less enforcement of regulatory provisions relating thereto, than in the United States. Additionally, it may be more difficult to obtain a judgment in a court outside of the United States.

The PRC government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. In addition, the Chinese economy is export-driven and highly reliant on trade. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy. An economic downturn in China would materially impact the Fund’s performance.

Emerging markets such as China can experience high rates of inflation, deflation and currency devaluation. The value of the RMB may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies issued by the PRC, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls of other national or global political or economic developments. The Fund’s exposure to the RMB and changes in value of the RMB versus the U.S. Dollar may result in reduced returns of the Fund and result in volatility. The RMB is currently not a freely convertible currency. The PRC government places strict regulations on RMB and sets the value of RMB to levels dependent on the value of the U.S. Dollar, but the PRC government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. Dollar. The PRC government’s imposition of restrictions on the repatriation of RMB out of mainland China may limit the depth of the offshore RMB market and may reduce the liquidity of Chinese investments. There may not be sufficient amounts of RMB for funds that invest directly in A-shares because there is limited availability of the RMB currency. As a result, funds may not be able to be fully invested in A-shares.

Emerging Markets Risk — Investing in, and/or having exposure to, emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Financials Sector Risk — The Fund may invest in, and/or have exposure to, financial services companies. Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and recent or future regulation on any individual company or the sector as a whole cannot be predicted.

Industrials Sector Risk — The Fund may invest in, and/or have exposure to, the securities of companies in the industrials sector. Stock prices of issuers in the industrial sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will also affect the performance of investment in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by governments spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to the control government spending budgets. Transportation companies, another component of the industrials sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Large-Capitalization Company Risk — The Fund may invest in, and/or have exposure to, large capitalization securities. Large-capitalization companies may be less able than smaller capitalization companies to adapt to market conditions. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies. Over certain periods, the performance of large-capitalization companies has trailed the performance of the overall markets.

Small- and/or Mid-Capitalization Company Risk — Investing in, and/or having exposure to, the securities of small- and/or mid-capitalization companies, and securities that provide exposure to small- and/or mid-capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger-capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more-established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, the performance of small- and/or mid-capitalization companies can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Currency Exchange Rate Risk — Changes in foreign currency exchange rates will affect the value of the Fund’s investments in securities denominated in a country’s currency and the Fund’s share price. Generally, when the U.S. Dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. Additionally, the Fund may invest in a limited number of currencies. As a result, an increase or decrease in the value of any of these currencies would have a greater impact on the Fund’s net asset value and total return than if the Fund held a more diversified number of currencies.

Foreign Securities Risk — Investing in, and/or having exposure to, foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Geographic Concentration Risk — Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

International Closed-Market Trading Risk— Because the Fund may invest in, and/or have exposure to, investments that may be traded in markets that are closed when the NYSE Arca, Inc. is open, there are likely to be deviations between the current value of an underlying investment and last sale pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to net asset value that may be greater than those experienced by other ETFs.

Aggressive Investment Techniques Risk — The Fund uses investment techniques that may be considered aggressive and may entail significantly higher than normal risk. Risks associated with the use of swaps, futures and forward contracts, and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk — Investments in, and/or exposure to, publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

High Portfolio Turnover Risk - Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on such exchanges as the NYSE Arca, Inc., could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Investment Risk— An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index, thus materially affecting Fund performance.

Market Risk — The Fund is subject to market risks that can affect the value of its Shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. There is no guarantee that money market instruments will maintain a stable value, and they may lose money.

Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Regulatory Risk — The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Special Risks of Exchange-Traded Funds

Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to net asset value.

Market Price Variance Risk. Shares of the Fund that are listed for trading on NYSE Arca and can be bought and sold in the secondary market at market prices rather than at net asset value. The market prices of Shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for Shares. Shareholders that purchase or sell Shares on the secondary market may trade Shares at a price greater than net asset value (a premium) or less than net asset value (a discount). The Adviser cannot predict whether Shares will trade above, below or at the net asset value. The Fund will only issue or redeem shares Creation Units, which are blocks of 50,000 Shares or multiplies thereof, to Authorized Participants who have entered into agreements with the Fund’s distributor. Given the fact that Shares can be created and redeemed in creation units, the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. There may, however, be times when the market price and the net asset value vary significantly and a shareholder may trade shares at a premium or a discount to the Fund’s net asset value. The Fund’s investment results are measured based upon the daily net asset value of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which they trade, and the listing requirements may be amended from time to time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all or a portion of your money invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxioninvestments.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxioninvestments.com/etfs?producttab=performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 7.02% for the quarter ended September 30, 2016 and its lowest calendar quarter return was -20.73% for the quarter ended March 31, 2016. The year-to-date return as of December 31, 2016 was -26.74%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(26.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.73%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In addition, the "Return After Taxes on Distributions and Sale of Fund Shares" would be higher if the investor recognized a capital loss upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the "Return After Taxes on Distributions and Sale of Fund Shares" would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2016)
Direxion Daily CSI 300 China A Share Bull 2X Shares | CSI 300 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(18.95%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 16, 2015
Direxion Daily CSI 300 China A Share Bull 2X Shares | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 16, 2015
Direxion Daily CSI 300 China A Share Bull 2X Shares | Direxion Daily CSI 300 China A Share Bull 2X Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component3OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,336
Annual Return 2016	rr_AnnualReturn2016	(26.74%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(26.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(39.41%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 16, 2015
Direxion Daily CSI 300 China A Share Bull 2X Shares | Direxion Daily CSI 300 China A Share Bull 2X Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(26.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(39.41%)
Direxion Daily CSI 300 China A Share Bull 2X Shares | Direxion Daily CSI 300 China A Share Bull 2X Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.13%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(28.64%)

[1]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2018, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.95% of the Fund's daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.